Education Loans - Education Loan Portfolio by Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Loans, net	$ 105,122	$ 111,070
Percentage to total education loans	100.00%	100.00%
Average Balance education loans	$ 108,751	$ 117,858
Average Effective Interest Rate of education loans	3.98%	3.49%
FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans, net	$ 81,703	$ 87,730
Stafford And Other Education Loans [Member] | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans, net	$ 28,409	$ 32,319
Percentage to total education loans	27.00%	29.00%
Average Balance education loans	$ 30,462	$ 34,710
Average Effective Interest Rate of education loans	2.94%	2.31%
Consolidation Loans Member | FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans, net	$ 53,294	$ 55,411
Percentage to total education loans	51.00%	50.00%
Average Balance education loans	$ 54,527	$ 57,787
Average Effective Interest Rate of education loans	3.30%	2.98%
Private Education Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans, net	$ 23,419	$ 23,340
Percentage to total education loans	22.00%	21.00%
Average Balance education loans	$ 23,762	$ 25,361
Average Effective Interest Rate of education loans	6.88%	6.26%